UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
October 31, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 137
Form Information Table Value Total: $222,286,538




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
8104020
170385
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
57960
138000
 Sole
ACCESS PHARMACEUTICALS INC-
common-
004305108
94891
13677
sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
01855A101
243107
4850
sole
ALZA CORP CL A
common-
022615108
346000
4000
sole
AMBASE CORP-
Common-
023164106
94183
128600
sole
AMERICAN EXPRESS CO -
common-
025816109-
7306163
120266
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
8495208
150190
sole
AMER INTL GROUP INC-
common-
026874107-
10881831
113722
 Sole
APPLIED MATERIALS-
common-
038222105-
830383
14000
 Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
1689336
93852
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
300269
4490
 Sole
AVERY DENNISON CORP-
common-
053611109
248108
5350
sole
BANK AMER CORP -
common-
060505104-
340909
6509
 Sole
BANK OF NEW YORK INC-
common-
064057102-
2235438
39874
 Sole
BANK ONE CORP-
Common-
06423A103
331249
8576
sole
BARRA INC-
common-
068313105-
7852769
126529
 Sole
BECTON DICKINSON & CO-
common-
075887109-
319239
12075
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
13579200
6560
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
555555
28490
sole
BOEING CO -
common-
097023105-
659484
10468
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
1025550
19350
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5146700
90095
 Sole
CABLEVISION SYS CORP-
Common-
12686C109
862600
13008
sole
CAREMARK RX INC-
common-
141705103
248963
22130
sole
CENDANT CORP
Common
151313103
316192
29075
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
37782
10700
sole
CHEVRON CORP-
common-
166751107-
477059
5596
 Sole
CHOICEPOINT INC -
common-
170388102-
570227
12430
 Sole
CHRIS-CRAFT INDUSTRIES INC-
Common-
170520100
335761
4076
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
2834659
79850
 Sole
CISCO SYS INC-
common-
17275R102-
599352
10848
 Sole
CITIGROUP INC.-
common-
172967101-
859989
15724
 Sole
CMS ENERGY COPR CONV 8.75%-
preferred-
125896308
232689
7300
sole
COCA COLA CO -
common-
191216100-
792203
14371
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
295755
6266
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105-
1246229
33796
 Sole
CORNING INC -
common-
219350105-
2439261
8213
 Sole
DANAHER CORP -
common-
235851102-
383075
7700
 Sole
DATA BROADCASTING CORP-
common-
237596101
52202
16375
sole
DELUXE CORP-
common-
248019101
349385
17200
sole
DISNEY WALT CO -
common-
254687106-
8372490
218889
 Sole
DOVER CORP-
common-
260003108
229668
4893
sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
285879
6899
 Sole
DUFF & PHELPS UTIL & CORP BD TR INC
Common
26432K108
633600
52800
 Sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
339263
8175
sole
EQUIFAX INC-
common-
294429105-
634453
23552
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
406149
13075
sole
EXXON CORP-
common-
302290101-
891250
10000
 Sole
EXXON MOBIL CORP
Common-
30231G102
1890610
21213
sole
FANNIE MAE-
common-
313586109
234878
3285
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
3288618
186588
 Sole
FIDELITY NATIONAL FINANCIAL CORP-
common-
316326107
459855
18580
sole
FIFTH THIRD BANCORP -
common-
316773100-
404333
7505
 Sole
FIRST UNION CORP-
common-
337358105-
358382
11134
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
429300
11925
 Sole
FREDDIE MAC USDO.21-
common-
313400301
2991738
55338
sole
GANNETT CO INC
Common-
364730101
254400
4800
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2680184
46460
 Sole
GENERAL MILLS INC -
common-
370334104-
296780
8360
 Sole
GIGA INFORMATION GROUP INC-
Common-
37517M109
85572
16250
sole
GILLETTE CO -
common-
375766102-
262253
8494
 Sole
HARRIS CORP DEL-
common-
413875105-
403820
14200
 Sole
HEXCEL CORP CONV 8/1/03 7.00%
Preferred-
428291AA6
335000
335000
 Sole
HSB GROUP INC-
Common-
40428N109
302945
7550
sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
432813
2500
 Sole
IDT CORP-
common-
448947101
422766
10875
sole
IMS HEALTH INC-
common-
449934108-
9825439
473515
 Sole
INSIGNIA FINANCIAL GROUP INC-
common-
45767A105
458893
44770
sole
INTERPUBLIC GROUP COS-
common-
460690100-
472248
13864
 Sole
INTL BUSINESS MACH -
common-
459200101-
467100
4152
 Sole
JOHNSON & JOHNSON -
common-
478160104-
6368808
67798
 Sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
254404
5370
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472204
569713
13405
 Sole
KROLL O GAGA CO-
common-
501050108
109890
18315
sole
LABRANCHE & CO INC
Common-
505447102
481101
14415
 Sole
LEUCADIA NATIONAL CORP-
common-
527288104
1868889
69865
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100-
262612
3405
 Sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
326412
10615
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
403114
27100
 Sole
LYNCH INTERACTIVE CORP-
Common-
551146103
294000
5170
sole
M & T BANK CORP-
common-
55261F104-
2139450
4195
 Sole
MCDONALDS CORP -
common-
580135101-
2097914
69495
 Sole
MERCK & CO INC-
common-
589331107-
6397352
85942
 Sole
MILLENIUM PHARM INC-
common-
599902103
208870
1430
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
305269
3350
 Sole
MONSANTO CO CVT PFD SER 6.5000%
Preferred
611662305
285444
5450
sole
MOTOROLA INC -
common-
620076109-
781198
27653
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
271365
19825
sole
NORFOLK SOUTHERN CRP
Common-
655844108
263382
18009
 Sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
1353465
52818
sole
NUVEEN PERFORMANCE PLUS MUN FD-
common-
67062P108
586101
47845
sole
OMNICOM GROUP-
common-
681919106-
218814
3000
 Sole
PALL CORP -
common-
696429307-
882277
44251
 Sole
PFIZER INC-
common-
717081103-
8091133
180051
 Sole
PHARMACIA CORPORATION-
common-
71713U102
639255
10621
sole
PHILIP MORRIS COS -
common-
718154107-
778691
26452
 Sole
PICO HOLDINGS INC-
Common-
693366205
240042
18376
sole
PIER 1 INC-
common-
720279108-
730870
53887
 Sole
PIONEER INTEREST SHS-
Common-
723703104
715472
63950
 Sole
PLAINS RES INC-
Common-
726540503
188750
10000
 Sole
PRENTISS PPTYS-
common-
740706106-
287376
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
17888
52000
 Sole
PROCTER & GAMBLE CO -
common-
742718109-
243880
3640
 Sole
RAYTHEON CO CL B-
Common-
755111408
373959
13150
 Sole
RCN CORP -
common-
749361101-
2938015
141591
 Sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
607771
10140
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103-
220700
4414
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
2028672
43627
 Sole
SCHLUMBERGER LTD-
Common-
806857108
378641
4600
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
8184525
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
467370
8655
sole
SERVICEMASTER CO-
common-
81760N109-
8410881
851734
 Sole
SOUTHDOWN INC-
Common-
841297104
1425000
20000
 Sole
STATE STREET CORP -
common-
857477103-
2114970
13023
 Sole
SYNAVANT INC-
common-
87157A105
133194
19915
sole
TRW INC-
common-
872649108
406252
10000
sole
TELEPHONE & DATA SYS INC -
common-
879433100-
1441647
13023
 Sole
TEXACO INC-
common-
881694103-
571358
10883
 Sole
TREMONT ADVISERS INC CL B-
common-
894729201
168120
14010
sole
US OFFICE PRODS CO NEW-
Common-
912325305
22418
65935
sole
UNITED GLOBAL CO CL A
Common-
913247508
468600
15620
 Sole
US REALTEL INC-
common-
902979103
93796
20280
sole
USA EDUCATION INC-
common-
90390U102
684308
14201
sole
UST INC-
common-
902911106
315675
13800
sole
VERIZON COMMUNICATIONS-
common-
92343V104
568516
11737
sole
VIACOM INC CL B-
common-
925524308
679392
11612
sole
VIMPEL COMMUNICATIONS SPN ADR-
68370R109
348309
18035
 Sole
VLASIC FOODS INTL INC-
Common-
928559103
171589
161459
sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
405335
10955
 sole
VOICESTREAM WIRELESS CORP-
Common-
928615103
220402
1899
sole
VORNADO RLTY TR-
common-
929042109
365124
10955
sole
WASHINGTON POST CO CL B -
common-
939640108-
11111326
21049
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
178834
18460
sole
WELLS FARGO & CO NEW-
common-
949746101-
730874
15910
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
2484398
9898
 Sole
XEROX CORP-
common-
984121103-
172291
11438
 Sole

TOTAL-222286538